Condensed financial information of the parent company (Details) - $ / shares	Jun. 30, 2021	Jun. 30, 2020
Condensed financial information of the parent company
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Shares, Issued	40,716,642	23,971,084
Common Stock, Shares, Outstanding	40,716,642	23,971,084